Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements. Except for the events disclosed elsewhere in the unaudited condensed financial statements and the following events with material financial impact on the Group’s unaudited condensed consolidated financial statement, no other subsequent event is identified that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On July 14, 2025 the Group and DiamiR Biosciences Corp. (“DiamiR”), have entered into a definitive agreement for an all-stock merger transaction, in which DiamiR will retain its name and become a wholly-owned subsidiary of Aptorum Group upon consummation of the merger. The combined company expects to remain listed on the Nasdaq Stock Market following the closing of the merger. Under the terms of the merger agreement and subject to stockholder approval, the Company will re-domicile to the state of Delaware prior to the closing of the merger (“Domestication”), and following the Domestication, acquire all of the outstanding capital stock of DiamiR in exchange for a number of shares of its common stock which will represent approximately 70% of the outstanding common stock of the Group, with the current equity holders of the Group retaining 30% of the common stock immediately following the consummation of the merger. The merger agreement has been approved by the boards of directors of both companies, and is subject to stockholder approval of both companies and other customary closing conditions. The proposed merger is expected to close in the fourth quarter 2025.

Concurrently with the execution of the Merger Agreement, DiamiR and Aptorum Therapeutics, entered into a management services agreement, pursuant to which, Aptorum Therapeutics shall pay a monthly service fee and reimburse expenses to DiamiR in exchange for the officers and employees of DiamiR providing services to Aptorum Therapeutics to develop a diagnostic test for early detection and monitoring of progression of glioblastoma until the earlier of the closing of the Merger or December 31, 2025. In addition, concurrently with the execution of the Merger Agreement, DiamiR, DiamiR LLC, a wholly owned subsidiary of DiamiR, the Company and Aptorum Therapeutics entered into an intellectual property license agreement (“Licensing Agreement”), pursuant to which DiamiR and DiamiR LLC shall license on a non-exclusive basis their respective intellectual properties to Aptorum Therapeutics in exchange for upfront and periodic payments and royalties until the earlier of the closing of the Merger or December 31, 2025. Ian Huen, the Group’s Chairman and CEO, who beneficially owns approximately 87% of the Group’s total voting power, signed a voting and support agreement simultaneously with the execution of the Merger Agreement, pursuant to which he agreed to vote in favor of the transactions contemplated in the Merger Agreement.

21. SUBSEQUENT EVENTS

The Group evaluates all events and transactions that occur after December 31, 2024, other than the event disclosed below and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.

On January 2, 2025, the Company entered into a certain securities purchase agreement (the “Securities Purchase Agreement”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company sold 1,535,000 Class A ordinary shares of the Company (the “Shares”), par value $0.00001 per share (the “Ordinary Shares”) at a per share price of $2.00 in a registered direct offering, for gross proceeds of $3,070,000 (the “Offering”). The Securities Purchase Agreement was fully executed on January 3, 2025.

DiamiR Biosciences Corp. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

In June 2025, DiamiR amended the convertible note with Kira Sheinerman, one of its founders and the Executive Director, such that the founder loaned us additional $150,000.

In July 2025, the Company entered into a definitive merger agreement with Aptorum Group Limited, a publicly traded Cayman Islands company. Pursuant to the merger agreement, if completed, shareholders of the Company would receive shares of the acquirer’s common stock in a share exchange. Accounting for the merger, if consummated, is not complete. Under the merger agreement, the Company’s outstanding convertible notes are expected to be converted to shares of common stock. Concurrent with the execution of the merger agreement, the companies entered into a management service agreement and a license agreement through earlier of the closing of the merger or December 31, 2025 under which the Company will provide certain development services.

On July 4, 2025, H.R.1, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the United States. The OBBB eliminates the requirement under Internal Revenue Code Section 174 to capitalize and amortize U.S.-based research and experimental expenditures over five years, making these expenditures fully deductible in the period incurred, among other provisions. The Company is currently evaluating the impact on its consolidated financial statements of the provisions of the OBBBA, which may result in a significant reduction of recorded income tax liabilities. The provisions were not effective as of May 31, 2025 and their effects, if any, are expected to be recorded in the Company’s consolidated financial statements for the year ending May 31, 2026.

On July 7, 2025, DiamiR entered into a financial advisory agreement with H.C. Wainwright & Co., LLC (“Wainwright”), with Wainwright to act as exclusive financial advisor to DiamiR in connection with the merger with Aptorum. As compensation for its services, upon the consummation of the Merger, Wainwright will receive common stock purchase warrants to purchase up to a number of shares of common stock of the combined company equal to $500,000 divided by the closing price of the combined company’s common stock on the date of consummation of the Merger, which warrants shall have an exercise price of $0.01 per share and a term of exercise of five years. In the event that DiamiR (or the combined company) consummates one or more financing transactions, with gross proceeds of at least $4,000,000 following the execution of the Merger Agreement through and including the consummation of the Merger and within 90 days thereafter, Wainwright shall receive a cash fee of $250,000, which cash fee shall be paid in lieu of a number of warrants equal to $250,000. The Executive Director and co-founder of DiamiR, is currently a managing director of Wainwright.

The Company has evaluated subsequent events through October 6, 2025, the date these financial statements were available to be issued.